Interim Consolidated Statements of Earnings - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018
Profit or loss [abstract]
Sales	$ 447	$ 707	$ 923	$ 1,283
Cost of sales	(408)	(430)	(840)	(832)
General and administrative expenses	(4)	(5)	(7)	(10)
Depreciation and amortization	(34)	(36)	(69)	(66)
Loss on disposal of assets	(1)	0	(1)	0
Expense of restructuring activities	2	0	2	0
Operating (loss) income	(2)	236	4	375
Non-operating items:
Finance costs	(12)	(10)	(23)	(18)
Interest income on deposits	0	1	1	1
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				0
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid	(10)	0	(10)	0
(Loss) earnings before income tax	(24)	227	(28)	358
Income tax recovery (expense)	10	(53)	15	(89)
Profit (loss)	$ (14)	$ 174	$ (13)	$ 269
(Loss) earnings per common share
Basic (in dollars per share)	$ (0.17)	$ 2.01	$ (0.16)	$ 3.11
Diluted (in dollars per share)	$ (0.17)	$ 2.00	$ (0.16)	$ 3.09